Consolidated Balance Sheet (Parenthetical) - USD ($) shares in Millions, $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable
Customers and agents allowances	$ 70	$ 66
Other allowances	$ 1	$ 2
U.S. Cellular shareholders’ equity
Authorized shares (in shares)	190	190
Issued shares (in shares)	88	88
Outstanding shares (in shares)	86	86
Par value	$ 88	$ 88
Variable Interest Entities VIE's
Total VIE assets that can be used to settle only the VIEs' obligations	930	868
Total VIE liabilities for which creditors have no recourse	$ 22	$ 23
Series A Common Shares
U.S. Cellular shareholders’ equity
Authorized shares (in shares)	50	50
Issued shares (in shares)	33	33
Outstanding shares (in shares)	33	33
Par value per share (in dollars per share)	$ 1.00	$ 1.00
Par value	$ 33	$ 33
Common Shares
U.S. Cellular shareholders’ equity
Authorized shares (in shares)	140	140
Issued shares (in shares)	55	55
Outstanding shares (in shares)	53	53
Par value per share (in dollars per share)	$ 1	$ 1
Par value	$ 55	$ 55
Treasury shares (in shares)	2	2